UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—17.06%

Federal Farm Credit Bank
0.160%, due 02/01/12[1]	100,000,000	99,991,925
0.210%, due 02/01/12[1]	80,000,000	80,028,181
0.230%, due 02/01/12[1]	50,000,000	50,004,037
0.240%, due 02/01/12[1]	56,750,000	56,761,395
Federal Home Loan Bank
0.210%, due 02/01/12[1]	200,000,000	200,000,000
0.300%, due 02/01/12[1]	157,000,000	157,000,000
0.300%, due 02/01/12[1]	50,000,000	50,000,000
1.375%, due 06/08/12	127,840,000	128,335,153
0.250%, due 07/16/12	250,000,000	250,076,560
0.330%, due 07/16/12	100,000,000	100,025,301
0.230%, due 08/24/12	248,750,000	248,787,621
0.330%, due 11/08/12	50,000,000	50,000,000
0.160%, due 11/13/12[2]	87,833,000	87,721,355
0.330%, due 12/14/12	23,500,000	23,500,000
Federal Home Loan Mortgage Corp.*
0.300%, due 02/01/12[1]	122,000,000	122,046,393
0.245%, due 02/06/12[1]	265,000,000	264,864,676
Federal National Mortgage Association*
0.030%, due 04/17/12[2]	100,000,000	99,993,667
0.100%, due 10/15/12[2]	250,000,000	249,821,528
US Treasury Notes
1.375%, due 02/15/12	75,000,000	75,029,265
4.625%, due 02/29/12	200,000,000	200,659,142
4.500%, due 03/31/12	223,000,000	224,521,650
0.750%, due 05/31/12	268,000,000	268,470,761
1.375%, due 11/15/12	125,000,000	126,180,052

Total US government and agency obligations (cost—$3,213,818,662)		3,213,818,662

Bank note—1.33%

Banking-US—1.33%
Bank of America N.A.
0.260%, due 02/07/12 (cost—$250,000,000)	250,000,000	250,000,000

Time deposit—2.96%

Banking-non-US—2.96%
Svenska Handelsbanken, Cayman Islands
0.110%, due 02/01/12 (cost—$557,000,000)	557,000,000	557,000,000

Certificates of deposit—21.40%

Banking-non-US—21.40%
Abbey National Treasury Services PLC
0.967%, due 02/13/12[1]	275,000,000	275,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.400%, due 02/14/12	250,000,000	250,000,000
0.480%, due 04/10/12	75,000,000	75,000,000
0.420%, due 04/26/12	125,000,000	125,002,948
BNP Paribas SA
0.250%, due 02/02/12	500,000,000	500,000,000
Credit Suisse First Boston
0.380%, due 04/25/12	200,000,000	200,000,000
National Australia Bank Ltd.
0.587%, due 04/16/12[1]	217,500,000	217,500,000

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.600%, due 02/01/12	350,000,000	350,000,000
Nordea Bank Finland
0.400%, due 06/12/12	165,000,000	165,000,000
0.400%, due 06/12/12	85,000,000	85,000,000
Rabobank Nederland N.V.
0.450%, due 04/17/12	100,000,000	100,000,000
Royal Bank of Canada
0.285%, due 02/01/12[1]	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB
0.320%, due 02/01/12	490,000,000	490,000,000
Societe Generale
0.250%, due 02/02/12	500,000,000	500,000,000
Swedbank AB
0.185%, due 02/06/12	150,000,000	150,000,000
Toronto-Dominion Bank
0.542%, due 05/02/12[1]	150,000,000	150,000,000
0.210%, due 05/08/12	300,000,000	300,000,000

Total certificates of deposit (cost—$4,032,502,948)		4,032,502,948

Commercial paper[2]—40.52%

Asset backed-banking US—2.32%
Atlantis One Funding
0.350%, due 03/13/12	37,650,000	37,634,992
0.520%, due 04/05/12	250,000,000	249,768,889
0.460%, due 04/17/12	150,000,000	149,854,334

		437,258,215

Asset backed-miscellaneous—12.48%
Amsterdam Funding Corp.
0.280%, due 02/10/12	50,000,000	49,996,500
0.230%, due 02/21/12	85,000,000	84,989,139
1.000%, due 02/21/12	50,000,000	49,993,611
Atlantic Asset Securitization LLC
0.520%, due 02/01/12	275,000,000	275,000,000
0.330%, due 02/07/12	150,000,000	149,991,750
Barton Capital LLC
0.420%, due 02/01/12	355,000,000	355,000,000
Bryant Park Funding LLC
0.170%, due 02/09/12	178,060,000	178,053,273
Chariot Funding LLC
0.220%, due 03/02/12	109,000,000	108,980,017
0.220%, due 03/06/12	50,000,000	49,989,611
0.220%, due 03/13/12	187,000,000	186,953,146
Gotham Funding Corp.
0.170%, due 02/22/12	50,000,000	49,995,042
Liberty Street Funding LLC
0.190%, due 03/02/12	50,000,000	49,992,083
0.250%, due 03/05/12	100,000,000	99,977,083
0.180%, due 03/14/12	50,000,000	49,989,500
LMA Americas LLC
0.400%, due 02/07/12	125,000,000	124,991,667
0.730%, due 03/02/12	175,000,000	174,893,542
Market Street Funding LLC
0.250%, due 04/10/12	42,167,000	42,146,795
0.250%, due 04/13/12	45,268,000	45,245,366

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Old Line Funding Corp.
0.250%, due 04/05/12	50,000,000	49,977,778
Regency Markets No. 1 LLC
0.150%, due 02/03/12	70,000,000	69,999,417
Windmill Funding Corp.
0.280%, due 02/09/12	25,000,000	24,998,444
0.280%, due 02/10/12	79,700,000	79,694,421

		2,350,848,185

Asset backed-securities—2.55%
Argento Variable Funding Co. LLC
0.380%, due 03/06/12	150,000,000	149,946,167
0.570%, due 04/04/12	100,000,000	99,900,250
Grampian Funding LLC
0.270%, due 03/01/12	40,000,000	39,991,300
0.380%, due 03/13/12	90,000,000	89,961,050
0.530%, due 04/10/12	100,000,000	99,898,416

		479,697,183

Banking-non-US—12.80%
Australia & New Zealand Banking Group Ltd.
0.250%, due 03/07/12	123,000,000	122,970,104
0.550%, due 07/13/12	200,000,000	199,501,944
0.550%, due 07/18/12	121,000,000	120,689,433
Commonwealth Bank of Australia
0.499%, due 02/21/12[1,3]	270,000,000	270,000,000
0.770%, due 01/11/13	165,000,000	163,782,438
Credit Suisse
0.510%, due 04/09/12	150,000,000	149,855,500
0.450%, due 04/17/12	125,000,000	124,881,250
Dnb NOR ASA
0.480%, due 04/10/12	249,250,000	249,020,690
Skandinaviska Enskilda Banken AB
0.470%, due 03/02/12	60,000,000	59,976,500
Sumitomo Mitsui Banking Corp.
0.450%, due 04/16/12	350,000,000	349,671,875
0.400%, due 04/25/12	175,000,000	174,836,667
Svenska Handelsbanken
0.420%, due 05/17/12	150,000,000	149,814,500
Westpac Securities NZ Ltd.
0.380%, due 03/05/12[3]	102,000,000	101,964,470
0.804%, due 04/04/12[1]	175,000,000	175,000,000

		2,411,965,371

Banking-US—6.84%
ABN Amro Funding USA LLC
0.480%, due 03/13/12	100,000,000	99,945,333
0.480%, due 03/19/12	200,000,000	199,874,667
Deutsche Bank Financial LLC
0.500%, due 03/16/12	240,000,000	239,853,333
0.570%, due 04/11/12	250,000,000	249,722,917
ING (US) Funding LLC
0.240%, due 02/02/12	100,000,000	99,999,333
0.350%, due 03/20/12	400,000,000	399,813,334

		1,289,208,917

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Finance-captive automotive—1.19%
Toyota Motor Credit Corp.
0.330%, due 03/07/12	179,000,000	178,942,571
0.330%, due 03/08/12	46,000,000	45,984,820

		224,927,391

Finance-noncaptive diversified—1.33%
General Electric Capital Corp.
0.370%, due 07/09/12	250,000,000	249,591,458

Insurance-life—1.01%
MetLife Short Term Funding LLC
0.140%, due 02/02/12	28,000,000	27,999,891
0.270%, due 04/10/12	98,000,000	97,949,285
0.250%, due 04/23/12	65,000,000	64,962,986

		190,912,162

Total commercial paper (cost—$7,634,408,882)		7,634,408,882

Short-term corporate obligations—2.48%

Banking-non-US—1.82%
Svenska Handelsbanken
0.578%, due 03/08/12[1,3]	203,000,000	203,000,000
Westpac Securities NZ Ltd.
0.465%, due 02/06/12[1,3]	140,000,000	140,000,000

		343,000,000

Banking-US—0.66%
JPMorgan Chase Bank N.A.
0.570%, due 03/09/12[1]	125,000,000	125,000,000

Total short-term corporate obligations (cost—$468,000,000)		468,000,000

Repurchase agreements—14.99%

Repurchase agreement dated 01/31/12 with Banc of America Securities, 0.170% due 02/01/12, collateralized by $78,271,000 Federal Home Loan Bank obligations, zero coupon due 04/20/12 to 05/01/12, $960,260,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.870% due 06/25/12 to 05/04/37 and $457,979,000 Federal National Mortgage Association obligations, zero coupon to 6.000% due 06/01/12 to 05/15/30; (value—$1,249,500,074); proceeds: $1,225,005,785	1,225,000,000	1,225,000,000

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.300% due 02/01/12, collateralized by 606,027 shares of BP PLC ADRs; (value—$26,750,032); proceeds: $25,000,208	25,000,000	25,000,000

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.350% due 02/01/12, collateralized by $33,076,583 various common stocks, preferred stocks and warrants; (value—$349,164,160); proceeds: $325,003,160	325,000,000	325,000,000

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.400% due 02/01/12, collateralized by $272,322,376 various corporate notes and preferred stocks, zero coupon to 7.500% due 02/15/12 to 01/01/49; (value—$546,295,487); proceeds: $475,005,278	475,000,000	475,000,000

Repurchase agreement dated 01/31/12 with Deutsche Bank Securities, Inc., 0.220% due 02/01/12, collateralized by $125,502,000 Federal Farm Credit Bank obligations, 0.230% to 6.280% due 02/24/12 to 12/10/30, $352,366,000 Federal Home Loan Bank obligations, zero coupon to 6.125% due 02/04/12 to 09/26/31, $199,302,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 02/09/12 to 01/15/37 and $137,805,588 Federal National Mortgage Association obligations, zero coupon to 10.350% due 02/08/12 to 08/12/19; (value—$790,500,846); proceeds: $775,004,736	775,000,000	775,000,000

Repurchase agreement dated 01/31/12 with State Street Bank & Trust Co., 0.010% due 02/01/12, collateralized by $500,000 US Treasury Notes, 0.750% due 08/15/13; (value—$505,922); proceeds: $494,000	494,000	494,000

Total repurchase agreements (cost—$2,825,494,000)		2,825,494,000

Total investments (cost—$18,981,224,492 which approximates cost for federal income tax purposes)[4]—100.74%		18,981,224,492

Liabilities in excess of other assets—(0.74)%		(139,718,408)

Net assets—100.00%		18,841,506,084

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.79% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valutaion of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted	Other
	prices in active	significant
	markets for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	3,213,818,662	—	3,213,818,662

Bank note	—	250,000,000	—	250,000,000

Time deposit	—	557,000,000	—	557,000,000

Certificates of deposit	—	4,032,502,948	—	4,032,502,948

Commercial paper	—	7,634,408,882	—	7,634,408,882

Short-term corporate obligations	—	468,000,000	—	468,000,000

Repurchase agreements	—	2,825,494,000	—	2,825,494,000

Total	—	18,981,224,492	—	18,981,224,492

Prime Master Fund
Schedule of investments – January 31, 2012 (unaudited)

The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended January 31, 2012.
The advisor earns a management fee from UBS Private Money Market Fund LLC.

		Purchases			Net income
		during the	Sales		earned from
		nine months	during the nine		affiliate for the
	Value at	ended	months ended	Value at	nine months ended
Security description	04/30/11	01/31/12	01/31/12	01/31/12	01/31/12

UBS Private Money Market Fund LLC	$—	$9,393,750	$9,393,750	$—	$11

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	58.8

Australia	8.0

France	7.1

Japan	6.3

Sweden	5.6

Canada	2.9

Cayman Islands	2.9

United Kingdom	2.8

Switzerland	2.5

Finland	1.3

Norway	1.3

Netherlands	0.5

Total	100.0

Weighted average maturity—50 days

For more information regarding the Funds other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2011.

Treasury Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—55.90%

US Treasury Bills
0.030%, due 02/09/12[1]	153,160,000	153,158,979
0.220%, due 02/23/12[1]	636,000,000	635,994,653
0.020%, due 03/01/12[1]	500,000,000	499,991,944
0.001%, due 03/22/12[1]	300,000,000	299,999,583
0.020%, due 03/29/12[1]	250,000,000	249,992,083
0.070%, due 05/31/12[1]	150,000,000	149,965,000
0.033%, due 06/14/12[1]	150,000,000	149,981,854
US Treasury Notes
1.375%, due 02/15/12	575,000,000	575,278,507
4.875%, due 02/15/12	155,000,000	155,285,595
0.875%, due 02/29/12	622,500,000	622,895,860
4.625%, due 02/29/12	400,000,000	401,413,399
1.375%, due 03/15/12	500,000,000	500,796,553
1.000%, due 03/31/12	325,000,000	325,430,540
4.500%, due 03/31/12	800,000,000	805,705,400
1.375%, due 04/15/12	300,000,000	300,824,675
1.000%, due 04/30/12	425,000,000	425,969,862
1.375%, due 05/15/12	166,000,000	166,629,172
1.875%, due 06/15/12	650,000,000	654,317,113
1.750%, due 08/15/12	150,000,000	151,312,500
4.125%, due 08/31/12	150,000,000	153,493,983
1.375%, due 09/15/12	150,000,000	151,184,229
1.375%, due 11/15/12	100,000,000	100,944,042

Total US government obligations (cost—$7,630,565,526)		7,630,565,526

Repurchase agreements—43.79%

Repurchase agreement dated 01/31/12 with Banc of America Securities, 0.170% due 02/01/12, collateralized by $344,887,200 US Treasury Bonds Principal Strips, zero coupon due 02/15/15 to 11/15/41, $1,282,559,913 US Treasury Bonds Strips, zero coupon due 02/15/12 to 11/15/41, $37,752,400 US Treasury Inflation Index Bonds, 1.750% to 3.375% due 01/15/26 to 04/15/32, $239,650,500 US Treasury Inflation Index Notes, 0.125% to 3.000% due 04/15/12 to 01/15/22 and $61,952,900 US Treasury Notes Principal Strips, zero coupon due 02/15/12 to 11/15/20; (value—$1,428,000,000); proceeds: $1,400,006,611	1,400,000,000	1,400,000,000

Repurchase agreement dated 01/25/12 with Barclays Capital, Inc., 0.090% due 02/01/12, collateralized by $63,055,000 US Treasury Bonds, 4.375% due 05/15/41 and $376,258,406 US Treasury Notes, 0.500% to 4.250% due 11/30/12 to 12/31/16; (value—$510,419,218); proceeds: $500,008,750	500,000,000	500,000,000

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.160% due 02/07/12, collateralized by $365,498,700 US Treasury Bonds, 4.500% to 5.000% due 05/15/37 to 08/15/39; (value—$510,000,108); proceeds: $500,015,556	500,000,000	500,000,000

Repurchase agreement dated 01/26/12 with Deutsche Bank Securities, Inc., 0.080% due 02/02/12, collateralized by $163,671,200 US Treasury Bonds, 4.625% to 7.250% due 05/15/16 to 02/15/40, $138,827,800 US Treasury Bonds Principal Strips, zero coupon due 02/15/21 to 02/15/39, $87,213,796 US Treasury Bonds Strips, zero coupon due 11/15/22 to 11/15/23, $33,415,000 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $40,288,900 US Treasury Inflation Index Notes, 2.000% due 04/15/12 to 01/15/14 and $420,705,500 US Treasury Notes, 0.625% to 4.750% due 09/15/12 to 11/30/18; (value—$918,000,062); proceeds: $900,014,000

	900,000,000	900,000,000

Treasury Master Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/31/12 with Deutsche Bank, 0.200% due 02/01/12, collateralized by $151,133,000 US Treasury Bills, zero coupon due 02/09/12, $31,183,100 US Treasury Bonds, 4.375% due 05/15/41 and $1,045,619,100 US Treasury Notes, 0.750% to 3.250% due 05/31/12 to 02/28/17; (value—$1,292,340,041); proceeds: $1,267,007,039	1,267,000,000	1,267,000,000

Repurchase agreement dated 01/24/12 with Goldman Sachs & Co., 0.050% due 02/01/12, collateralized by $1,027,969,700 US Treasury Bonds Principal Strips, zero coupon due 11/15/27 to 05/15/40 and $352,976,000 US Treasury Inflation Index Bonds, 2.125% to 3.375% due 01/15/29 to 02/15/41; (value—$1,020,000,027); proceeds: $1,000,009,722	1,000,000,000	1,000,000,000

Repurchase agreement dated 01/31/12 with Goldman Sachs & Co., 0.120% due 02/01/12, collateralized by $289,144,900 US Treasury Inflation Index Bonds, 2.375% to 2.500% due 01/15/27 to 01/15/29; (value—$418,200,146); proceeds: $410,001,367	410,000,000	410,000,000

Repurchase agreement dated 01/31/12 with State Street Bank & Trust Co., 0.010% due 02/01/12, collateralized by $110,000 US Treasury Notes, 3.625% due 02/15/21; (value—$129,912); proceeds: $126,000	126,000	126,000

Total repurchase agreements (cost—$5,977,126,000)		5,977,126,000

Total investments (cost—$13,607,691,526 which approximates cost for federal income tax purposes)[2]—99.69%		13,607,691,526

Other assets in excess of liabilities—0.31%		42,039,222

Net assets—100.00%		13,649,730,748

[1]	Rates shown are the discount rates at date of purchase.

[2]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	7,630,565,526	—	7,630,565,526

Repurchase agreements	—	5,977,126,000	—	5,977,126,000

Total	—	13,607,691,526	—	13,607,691,526

Weighted average maturity—39 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2011.

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—85.64%

Alabama—1.18%
Birmingham Special Care Facilities Financing Authority Revenues Refunding (Methodist Home Aging),
0.070%, VRD	5,450,000	5,450,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue (Infirmary Health System, Inc.), Series B,
0.090%, VRD	5,500,000	5,500,000
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.050%, VRD	4,525,000	4,525,000

		15,475,000

Alaska—1.45%
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
0.030%, VRD	2,670,000	2,670,000
Series A,
0.050%, VRD	12,185,000	12,185,000
Series B,
0.050%, VRD	4,235,000	4,235,000

		19,090,000

Arizona—1.93%
Arizona Board of Regents University Systems Revenue Refunding, Series A,
0.060%, VRD	5,345,000	5,345,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.),
0.060%, VRD	8,950,000	8,950,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project),
0.080%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
Yavapai County Industrial Development Authority Revenue (Skanon Investments-Drake Project), Series A,
0.300%, VRD	7,000,000	7,000,000

		25,345,000

California—5.16%
California Educational Facilities Authority Refunding (Stanford University), Series L-6,
0.040%, VRD	1,715,000	1,715,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.030%, VRD	5,200,000	5,200,000
California Health Facilities Financing Authority Revenue Refunding (Luvile Salter), Series C,
0.040%, VRD	6,770,000	6,770,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A,
0.070%, VRD	4,600,000	4,600,000
California State Economic Recovery, Series C-3,
0.040%, VRD	3,600,000	3,600,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.110%, VRD	4,920,000	4,920,000
Los Angeles County Tax & Revenue Anticipation Notes, Series A,
2.500%, due 02/29/12	10,000,000	10,016,569
San Diego County & School District Note Participations Tax & Revenue Anticipation Notes, Series A,
2.000%, due 06/29/12	3,000,000	3,021,183
San Diego County Certificates of Participation (San Diego Foundation),
0.080%, VRD	2,000,000	2,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B,
0.060%, VRD	1,700,000	1,700,000
Sonoma Marin Area Rail Transportation District, Measure Q Sales Tax Revenue (Sales & Use Tax), Series A (Mandatory Put 01/10/13 @ 100),
1.000%, due 01/10/13	4,000,000	4,008,036
Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,160,298

		67,711,086

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

Colorado—4.72%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	12,015,000	12,015,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-9,
0.070%, VRD	1,575,000	1,575,000
Series C-6,
0.070%, VRD	3,380,000	3,380,000
Colorado Health Facilities Authority Revenue (Adventist Health - Sunbelt), Series B,
0.050%, VRD	4,765,000	4,765,000
Colorado State Education Loan Program, Series A,
2.000%, due 06/29/12	5,000,000	5,038,004
Denver City & County Certificates of Participation Refunding, Series A1,
0.070%, VRD	10,015,000	10,015,000
Series A2,
0.070%, VRD	6,865,000	6,865,000
Series A3,
0.070%, VRD	18,230,000	18,230,000

		61,883,004

Connecticut—1.31%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U,
0.050%, VRD	500,000	500,000
Series V-1,
0.030%, VRD	4,500,000	4,500,000
Series Y-3,
0.030%, VRD	1,500,000	1,500,000
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.100%, VRD[1,2]	10,735,000	10,735,000

		17,235,000

District of Columbia—0.30%
District of Columbia Revenue (German Marshall Fund of the United States),
0.080%, VRD	4,000,000	4,000,000

Florida—1.34%
Gainesville Utilities System Revenue, Series A,
0.060%, VRD	2,485,000	2,485,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C (NATL-RE Insured),
0.060%, VRD	6,200,000	6,200,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist), Series D,
0.060%, VRD	2,925,000	2,925,000
Orlando & Orange County Expressway Authority Revenue Refunding, Series C-4 (AGM Insured),
0.060%, VRD	6,000,000	6,000,000

		17,610,000

Georgia—2.47%
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.120%, VRD[1,2]	4,750,000	4,750,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.060%, VRD	2,400,000	2,400,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1,
0.040%, VRD	8,200,000	8,200,000
Series C-4,
0.050%, VRD	1,200,000	1,200,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University), Series C,
0.080%, VRD	8,415,000	8,415,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series B,
0.070%, VRD	3,395,000	3,395,000

		32,360,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

Idaho—0.38%
Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,035,306

Illinois—4.68%
Chicago Board of Education Refunding (Dedicated Revenues), Series A-1,
0.060%, VRD	10,200,000	10,200,000
Series A-2,
0.040%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21), Series B,
0.060%, VRD	10,900,000	10,900,000
Chicago Refunding,
Series D-1,
0.040%, VRD	5,000,000	5,000,000
Series D-2,
0.040%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.060%, VRD	4,700,000	4,700,000
Illinois Educational Facilities Authority (University of Chicago), Series B,
0.050%, VRD	4,686,000	4,686,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.060%, VRD	4,000,000	4,000,000
McHenry County (Bank of America Austin Certificates, Series 2008-3025X) (AGM Insured),
0.180%, VRD[1,2]	6,600,000	6,600,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.070%, VRD	4,460,000	4,460,000

		61,446,000

Indiana—1.97%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4,
0.060%, VRD	8,000,000	8,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.080%, VRD	4,440,000	4,440,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000

		25,840,000

Iowa—0.21%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.070%, VRD	2,695,000	2,695,000

Kansas—1.17%
Kansas Department of Transportation Highway Revenue Refunding, Series B-2,
0.030%, VRD	15,000,000	15,000,000
Kansas Department of Transportation Highway Revenue, Series A-1,
0.050%, VRD	400,000	400,000

		15,400,000

Kentucky—2.09%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.060%, VRD	8,945,000	8,945,000
Christian County Association of County’s Leasing Trust Lease Program, Series A,
0.060%, VRD	2,030,000	2,030,000
Series B,
0.060%, VRD	570,000	570,000
Shelby County Lease Revenue, Series A,
0.060%, VRD	4,940,000	4,940,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.060%, VRD	6,450,000	6,450,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.070%, VRD	4,390,000	4,390,000

		27,325,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

Louisiana—0.63%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A,
0.030%, VRD	4,000,000	4,000,000
Series B (Mandatory Put 02/20/12 @ 100),
0.030%, VRD	4,300,000	4,300,000

		8,300,000

Maryland—1.81%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series B,
0.050%, VRD	4,620,000	4,620,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.200%, VRD	11,515,000	11,515,000
Series A-7,
0.200%, VRD	2,950,000	2,950,000
Series A-9,
0.180%, VRD	4,650,000	4,650,000

		23,735,000

Massachusetts—2.80%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.040%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.050%, VRD	3,492,000	3,492,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R- 11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R,
0.030%, VRD	6,860,000	6,860,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.060%, VRD	2,890,000	2,890,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N,
0.060%, VRD	5,270,000	5,270,000
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.040%, VRD	5,450,000	5,450,000

		36,762,000

Michigan—3.32%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.060%, VRD	3,900,000	3,900,000
University of Michigan Refunding (Hospital), Series A-2,
0.060%, VRD	9,000,000	9,000,000
University of Michigan Refunding (Medical Service Plan), Series A-1,
0.060%, VRD	17,680,000	17,680,000
University of Michigan Revenues (Hospital), Series A,
0.060%, VRD	13,035,000	13,035,000

		43,615,000

Minnesota—0.27%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.060%, VRD	3,500,000	3,500,000

Mississippi—2.07%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series D,
0.050%, VRD	14,000,000	14,000,000
Series E,
0.040%, VRD	7,300,000	7,300,000
Series I,
0.040%, VRD	1,000,000	1,000,000
Series K,
0.040%, VRD	3,000,000	3,000,000
Series L,
0.060%, VRD	1,800,000	1,800,000

		27,100,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

Missouri—2.39%
Missouri State Health & Educational Facilities Authority (SSM Health Care), Series E,
0.040%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.070%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C,
0.050%, VRD	14,600,000	14,600,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue (BJC Health Systems), Series E,
0.050%, VRD	3,500,000	3,500,000
St. Louis General Fund Revenue Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,032,838

		31,322,838

Nebraska—0.73%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.070%, VRD	9,555,000	9,555,000

New Hampshire—0.20%
New Hampshire Health & Educational Facilities Authority Revenue (Dartmouth College),
0.060%, VRD	860,000	860,000
Series A,
0.060%, VRD	1,700,000	1,700,000

		2,560,000

New York—2.60%
Albany Industrial Development Agency (College of St. Rose), Series A,
0.100%, VRD	11,790,000	11,790,000
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 3, Subseries 3-B
0.030%, VRD	8,600,000	8,600,000
New York,
Subseries L-4,
0.030%, VRD	6,595,000	6,595,000
Subseries L-6,
0.030%, VRD	7,140,000	7,140,000

		34,125,000

North Carolina—4.98%
Guilford County, Series B,
0.050%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.070%, VRD	11,270,000	11,270,000
New Hanover County (School),
0.070%, VRD	2,685,000	2,685,000
North Carolina (Public Improvement), Series D,
0.050%, VRD	11,500,000	11,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University),
0.070%, VRD	5,645,000	5,645,000
North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital Project), Series A,
0.050%, VRD	4,800,000	4,800,000
University of North Carolina Chapel Hill Revenue, Series B,
0.070%, VRD	10,000,000	10,000,000
Wake County (Public Improvement), Series B,
0.040%, VRD	5,900,000	5,900,000
Wake County, Series B,
0.050%, VRD	11,700,000	11,700,000

		65,355,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

Ohio—1.34%
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.080%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.060%, VRD	6,000,000	6,000,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z),
0.080%, VRD[1,2]	2,845,000	2,845,000
Ohio Water Development Authority Refunding (FirstEnergy Nuclear), Series B,
0.060%, VRD	5,900,000	5,900,000

		17,545,000

Oregon—0.47%
Oregon Health Sciences University Revenue, Series B-2,
0.060%, VRD	3,130,000	3,130,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.060%, VRD	3,000,000	3,000,000

		6,130,000

Pennsylvania—5.96%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.050%, VRD	20,850,000	20,850,000
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.050%, VRD	5,900,000	5,900,000
Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series B-2,
0.050%, VRD	6,900,000	6,900,000
Montgomery County, Series A,
0.050%, VRD	1,500,000	1,500,000
Pennsylvania Higher Educational Facilities Authority College & University Revenues (St. Joseph’s University), Series A,
0.060%, VRD	2,000,000	2,000,000
Pennsylvania University Refunding, Series B (Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.060%, VRD	5,325,000	5,325,000
Philadelphia School District Refunding, Series C (Assured Guaranty Insured),
0.050%, VRD	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.060%, VRD	1,400,000	1,400,000
University of Pittsburgh of the Commonwealth Systems of Higher Education,
2.000%, due 06/18/12	12,000,000	12,075,691
Washington County Authority Refunding (University of Pennsylvania),
0.030%, VRD	3,535,000	3,535,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project) Series A,
0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.080%, VRD	5,300,000	5,300,000

		78,175,691

Rhode Island—0.45%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.050%, VRD	5,950,000	5,950,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)

South Carolina—1.44%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.050%, VRD	10,950,000	10,950,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.080%, VRD	1,995,000	1,995,000
Series D,
0.070%, VRD	2,765,000	2,765,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Regional Medical Center of Orangeburg),
0.070%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—1.37%
Clarksville Public Building Authority Pooled Financing Revenue (Pooled Financing), Tennessee Municipal Bond Fund,
0.100%, VRD	5,190,000	5,190,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Refunding (Vanderbilt University), Series A,
0.030%, VRD	800,000	800,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.100%, VRD	7,250,000	7,250,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.070%, VRD	4,735,000	4,735,000

		17,975,000

Texas—12.71%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1,
0.040%, VRD	20,760,000	20,760,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1,
0.040%, VRD	10,680,000	10,680,000
Series A-2,
0.040%, VRD	8,400,000	8,400,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.030%, VRD	19,295,000	19,295,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.030%, VRD	18,000,000	18,000,000
Mesquite Independent School District (School Building), Series A (PSF-GTD),
0.070%, VRD	7,395,000	7,395,000
North Texas Higher Education Authority Student Loan Revenue, Series E,
0.090%, VRD	2,600,000	2,600,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.070%, VRD	4,235,000	4,235,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project) Series C,
0.060%, VRD	900,000	900,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A,
0.050%, VRD	585,000	585,000
Series B,
0.060%, VRD	325,000	325,000
Texas State (Citigroup ROCS, Series RR-II-R-11184),
0.070%, VRD[1,2]	6,200,000	6,200,000
Texas State (JP Morgan PUTTERs, Series 3238),
0.080%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.140%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.080%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/12	10,000,000	10,129,041
University of Texas (Financing Systems), Series B,
0.020%, VRD	37,300,000	37,300,000

		166,719,041

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Vermont—0.51%
Winooski Special Obligation Refunding, Series A,
0.060%, VRD	6,755,000	6,755,000

Virginia—4.19%
Albermarle County Economic Development Authority Hospital Revenue (Martha Jefferson Hospital), Series A,
0.050%, VRD	6,150,000	6,150,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical Institute), Series A,
0.020%, VRD	600,000	600,000
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare), Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000
Virginia Commonwealth University, Series A (AMBAC Insured),
0.040%, VRD	750,000	750,000
Virginia Public School Authority School Educational Technical Notes, Series XI,
1.000%, due 04/15/12	4,000,000	4,005,892
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B,
0.050%, VRD	38,830,000	38,830,000

		55,025,892

Washington—4.78%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.080%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.100%, VRD[1,2]	15,415,000	15,415,000
King County (Multi Modal Ltd. Tax Sewer), Series B,
0.060%, VRD	1,600,000	1,600,000
King County Sewer Revenue (Junior Lien), Series A,
0.150%, VRD	10,575,000	10,575,000
Series B,
0.130%, VRD	4,400,000	4,400,000
Seattle Water System Revenue (Morgan Stanley Floater Certificates, Series 2170) (AGM Insured),
0.070%, VRD[1,2]	5,085,000	5,085,000
Washington State (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.080%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Series C,
0.080%, VRD	9,040,000	9,040,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.070%, VRD	3,750,000	3,750,000

		62,755,000

Wisconsin—0.26%
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital, Inc.), Series A,
0.070%, VRD	3,410,000	3,410,000

Total municipal bonds and notes (cost—$1,123,680,858)		1,123,680,858

Tax-exempt commercial paper—13.76%

California—0.95%
Los Angeles Department of Water and Power,
0.150%, due 03/08/12	5,000,000	5,000,000
Riverside County Teeter Plan,
0.160%, due 02/07/12	3,000,000	3,000,000
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 2,
0.230%, due 06/07/12	4,500,000	4,500,000

		12,500,000

Florida—0.67%
Florida Local Government,
0.100%, due 02/08/12	8,823,000	8,823,000

Georgia—0.23%
Atlanta Airport,
0.170%, due 02/07/12	3,048,000	3,048,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Tax-exempt commercial paper—(continued)

Illinois—0.57%
Illinois Educational Facilities Authority Revenue,
0.180%, due 03/07/12	7,485,000	7,485,000

Kentucky—1.52%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.450%, due 03/13/12	10,000,000	10,000,000
0.500%, due 02/15/12	10,000,000	10,000,000

		20,000,000

Maryland—1.41%
Johns Hopkins University,
0.140%, due 03/01/12	9,000,000	9,000,000
0.140%, due 03/07/12	5,000,000	5,000,000
0.120%, due 03/15/12	4,500,000	4,500,000

		18,500,000

Massachusetts—0.76%
Harvard University,
0.140%, due 03/05/12	10,000,000	10,000,000

Minnesota—1.60%
Mayo Clinic,
0.170%, due 03/06/12	21,000,000	21,000,000

Missouri—0.57%
University of Missouri,
0.070%, due 02/06/12	4,000,000	4,000,000
0.090%, due 04/11/12	3,500,000	3,500,000

		7,500,000

New York—0.76%
Metropolitan Transportation Authority,
0.150%, due 03/06/12	10,000,000	10,000,000

Tennessee—0.82%
Vanderbilt University,
0.240%, due 04/17/12	5,750,000	5,750,000
0.170%, due 06/01/12	5,000,000	5,000,000

		10,750,000

Texas—1.15%
Methodist Hospital,
0.280%, due 08/06/12	10,000,000	10,000,000
State of Texas,
0.210%, due 03/08/12	5,000,000	5,000,000

		15,000,000

Virginia—0.46%
University of Virginia,
0.150%, due 04/04/12	6,000,000	6,000,000

Washington—0.76%
University of Washington,
0.130%, due 02/14/12	5,000,000	5,000,000
0.160%, due 06/06/12	5,000,000	5,000,000

		10,000,000

Wisconsin—0.61%
City of Milwaukee,
0.130%, due 02/08/12	3,000,000	3,000,000
0.130%, due 05/09/12	5,000,000	5,000,000

		8,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Wyoming—0.92%
PacifiCorp,
0.090%, due 02/09/12	12,000,000	12,000,000

Total tax-exempt commercial paper (cost—$180,606,000)		180,606,000

Total investments (cost—$1,304,286,858 which approximates cost for federal income tax purposes)[3]—99.40%		1,304,286,858

Other assets in excess of liabilities—0.60%		7,836,083

Net assets—100.00%		1,312,122,941

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.31% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Municipal bonds and notes	—	1,123,680,858	—	1,123,680,858

Tax-exempt commercial paper	—	180,606,000	—	180,606,000

Total	—	1,304,286,858	—	1,304,286,858

Weighted average maturity—18 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2011.

Funds acronyms

ADR	American Depositary Receipt

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FNMA	Federal National Mortgage Association

GTD	Guaranteed

NATL-RE	National Reinsurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

TCRs	Transferable Custodial Receipts

VRD	Variable rate demand notes are payable on demand (after any applicable notice period). The interest rates shown are the current rates as of January 31, 2012 and reset periodically.

US generally accepted accounting principles (GAAP) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirement of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 2, 2012